Vessels, Port Terminals and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2018
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

NOTE 7: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$1,841,140	$(447,688)	$1,393,452
Additions	60,115	(73,847)	(13,732)
Transfers	29,695	—	29,695
Balance December 31, 2016	1,930,950	(521,535)	1,409,415
Additions	—	(73,017)	(73,017)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(11,828)	—	(11,828)
Balance December 31, 2017	1,814,965	(536,518)	1,278,447
Additions	398	(66,405)	(66,007)
Vessel impairment	(411,265)	212,399	(198,866)
Disposals	(101,717)	—	(101,717)
Vessel acquisition	22,385	(458)	21,927
Balance December 31, 2018	$1,324,766	$(390,982)	$933,784

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$108,686	$(23,898)	$84,788
Additions	2,051	(3,493)	(1,442)
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	109,224	(27,391)	81,833
Additions	5,060	(5,237)	(177)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	251,641	(32,628)	219,013
Additions	2,530	(7,284)	(4,754)
Transfers from oil storage plant and port facilities for liquid cargoes	(629)	—	(629)
Transfers to other long-term assets	(26)	—	(26)
Disposals	(156)	137	(19)
Balance December 31, 2018	$253,360	$(39,775)	$213,585

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$470,944	$(131,144)	$339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	475,378	(150,038)	325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Balance December 31, 2017	472,081	(164,056)	308,025
Additions	3,581	(18,528)	(14,947)
Transfers	629	—	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421
Balance December 31, 2018	$525,712	$(182,584)	$343,128

Containerships (Navios Containers)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$—	$—	$—
Vessels upon obtaining control	376,133	(882)	375,251
Vessel acquisition	24,763	(35)	24,728
Balance December 31, 2018	$400,896	$(917)	$399,979

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$13,869	$(7,948)	$5,921
Additions	2,250	(1,475)	775
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	13,936	(9,423)	4,513
Additions	531	(1,257)	(726)
Disposals	(75)	28	(47)
Write offs	(32)	32	—
Balance December 31, 2017	14,360	(10,620)	3,740
Additions	5,845	(1,572)	4,273
Write offs	(329)	295	(34)
Balance December 31, 2018	$19,876	$(11,897)	$7,979

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$2,434,639	$(610,678)	$1,823,961
Additions	65,154	(97,709)	(32,555)
Transfers	29,695	—	29,695
Balance December 31, 2016	2,529,488	(708,387)	1,821,101
Additions	11,122	(97,114)	(85,992)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(15,488)	3,613	(11,875)
Write offs	(32)	32	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	2,553,047	(743,822)	1,809,225
Vessels upon obtaining control	376,133	(882)	375,251
Additions	12,354	(93,789)	(81,435)
Vessel acquisition	47,148	(493)	46,655
Vessel impairment	(411,265)	212,399	(198,866)
Vessel disposals	(101,717)	—	(101,717)
Disposals	(156)	137	(19)
Write offs	(329)	295	(34)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	—	49,421
Transfers to other long-term assets	(26)	—	(26)
Balance December 31, 2018	$2,524,610	$(626,155)	$1,898,455

Deposits for Vessels and Port Terminals Acquisitions

During the third quarter of 2018, a river and estuary tanker was delivered to Navios Logistics. As of December 31, 2018, a total of $17,389 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $628. As of December 31, 2017, Navios Logistics had paid $6,141 for the construction of the river and estuary tanker (including supervision cost).

During the first quarter of 2018, three new pushboats were delivered to Navios Logistics. As of December 31, 2018, a total of $32,032 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $3,874. As of December 31, 2017, Navios Logistics had paid $30,708 for the construction of the three new pushboats.

During the second quarter of 2017, Navios Logistics substantially completed the expansion of its dry port in Uruguay. As of December 31, 2017, a total of $137,357 had been transferred to “Vessels, port terminals and other fixed assets, net” in the consolidated balance sheets of which capitalized interest amounted to $9,971.

Impairment losses

During the year ended December 31, 2018, Navios Holdings recorded an impairment loss of $179,186 for four of its dry bulk vessels.

In December 2018, Navios Holdings completed the sale to an unrelated third party, of the Navios Magellan, a 2000-built Panamax vessel of 74,333 dwt, for a total net sale price of $6,950 paid in cash. The loss due to the sale amounted to $5,402 (including $726 remaining carrying balance of dry dock and special survey costs) and is included in the consolidated statements of comprehensive (loss)/income under “Impairment losses”.

In August 2018, Navios Holdings completed the sale to its affiliate, Navios Partners, of the Navios Mars, a 2016-built, 181,259 dwt vessel, and of the Navios Sphera, a 2016-built, 84,872 dwt vessel, for a total sale price of $79,000. The loss due to the sale amounted to $2,759 and is included in the consolidated statements of comprehensive (loss)/income under “Impairment losses”.

In July 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Achilles, a 2001-built, 52,063 dwt vessel, for a total net sale price of $8,085 paid in cash. The impairment loss recognized due to the sale amounted to $6,595 (including $584 remaining carrying balance of dry dock and special survey costs).

In March 2018, Navios Holdings completed the sale to an unrelated third party of the Navios Herakles, a 2001-built, 52,061 dwt vessel, for a total net sale price of $7,682 paid in cash. The impairment loss due to the sale amounted to $6,715 (including $481 remaining carrying balance of dry dock and special survey costs).

During the year ended December 31, 2017, Navios Holdings recorded an impairment loss of $32,930 for one of its dry bulk vessels.

On June 16, 2017, Navios Holdings completed the sale to an unrelated third party of the Navios Ionian, a 2000 built Japanese dry bulk vessel of 52,067 dwt, for a total net sale price of $5,280 paid in cash. As of December 31, 2017, Navios Holdings total impairment loss recognized due to the sale amounted to $9,098 (including $551 remaining carrying balance of dry dock and special survey costs).

On July 13, 2017 Navios Holdings completed the sale to an unrelated third party of the Navios Horizon, a 2001 built Japanese dry bulk vessel of 50,346 dwt, for a total net sale price of $6,548 paid in cash. As of December 31, 2017, Navios Holdings total impairment loss recognized due to the sale amounted to $5,141 (including $495 remaining carrying balance of dry dock and special survey costs).

Vessel Acquisitions

In November 2018, Navios Holdings took delivery of the Navios Primavera, a 2007-built, 53,464 dwt, a previously chartered-in vessel, for a total acquisition cost of $12,130, of which $10,980 was paid in cash.

In February 2018, Navios Holdings acquired from an unrelated third party, a previously chartered-in vessel, Navios Equator Prosper, a 2000-built, 171,191 dwt vessel, for a total acquisition cost of $10,255 which was paid in cash.

On January 12, 2016, Navios Holdings took delivery of the Navios Sphera, a 2016-Japanese built 84,872 dwt Panamax vessel, and Navios Mars, a 2016-Japanese built 181,259 dwt Capesize vessel, for an acquisition cost of $34,352 and $55,458, respectively, of which $49,910 was paid in cash and $39,900 was financed through a loan. As of December 31, 2016, deposits of $29,695, relating to the acquisition of Navios Sphera and Navios Mars, had been transferred to vessels’ cost.

Navios Logistics

On November 12, 2018, Navios Logistics acquired approximately 3.5 hectares of undeveloped land located in Port Murtinho region, Brazil. Navios Logistics plans to develop this land for its port operations. As of December 31, 2018, Navios Logistics had paid $1,097 for the land acquisition.

On September 4, 2017, Navios Logistics signed an agreement for the construction of covers for dry barges for a total consideration of $1,115. As of December 31, 2018, Navios Logistics had paid the whole amount (as of December 31, 2017, Navios Logistics had paid $629).

On May 18, 2017, Navios Logistics acquired two product tankers, Ferni H (16,871 DWT) and San San H (16,871 DWT) for $11,239 which were previously leased with an obligation to purchase in 2020. Following the acquisition of the two product tankers, the remaining capital lease obligation was terminated and the carrying value of the tankers was adjusted for the difference between the purchase price and the carrying value.

In February 2017, two self-propelled barges of the Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total amount of $1,109, to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option, at no cost, at the end of the lease period. As of December 31, 2018 and 2017, the current portion of the outstanding receivable amounted to $174 and $318, respectively and is included in “Prepaid expenses and other current assets” and the non-current portion of the outstanding receivable amounted to $428 and $500, respectively and is included in “Other long-term assets” in the consolidated balance sheets. During the year ended December 31, 2017 gain on sale of assets of $1,075 was included in the statement of comprehensive (loss)/income within the caption of “Gain on sale of assets”.

Navios Containers

On December 17, 2018, Navios Containers purchased from an unrelated third party the Bermuda, a 2010-built 4,360 TEU containership, for an acquisition cost of approximately $11,098 (including $398 capitalized expenses).

On December 7, 2018, Navios Containers purchased from an unrelated third party the Bahamas, a 2010-built 4,360 TEU containership, for an acquisition cost of approximately $13,422 (including $522 capitalized expenses).